Schedule of lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
At the beginning of the year	$ 12	$ 16
Increases	6	4
Payments	(5)	(10)
Reclasification to liabilities clasified as held for sales		(4)
Exchange differences on translation		6
At the end of the year	$ 13	$ 12